Long-Term Debt (Senior Floating Rate Notes) (Detail) (North America [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 28, 2014 Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2013 Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2012 Senior Floating Rate Notes Due 2015 [Member]	Dec. 31, 2013 7.125% Senior Notes Due 2017	Mar. 21, 2007 Senior Unsecured Notes [Member]	Mar. 21, 2007 Senior Notes 9.5% [Member]	Mar. 28, 2014 3-month LIBOR [Member] Senior Floating Rate Notes Due 2015 [Member]	Dec. 31, 2013 3-month LIBOR [Member] Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2012 3-month LIBOR [Member] Senior Floating Rate Notes Due 2015 [Member]
Debt Instrument [Line Items]
Face value	$ 125.0	[1]	$ 125.0	[1]	$ 125.0
Fair value	124.8	[1]	124.1	[1]	122.7
Interest rate	2.60%	[1]	2.60%	[1]	2.70%			9.50%
Debt instrument, payment terms	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1	[1]	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1	[1]	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1
Basis spread on variable rate									2.375% [1]	2.375%	[1]	2.375%
Maturity date	April 2015	[1]	April 2015	[1]	April 2015
Call Option, Beginning Date, year one	Apr. 01, 2014	[1]	Apr. 01, 2009			Apr. 01, 2012
Call Option, Beginning Date, year two	Apr. 01, 2015	[1]	Apr. 01, 2010			Apr. 01, 2013
Call Option, Percentage, year one	101.188%	[1]	102.00%			103.563%
Call Option, Percentage, year two	100.00%	[1]	101.00%			102.375%
Notes originally issued amount							325.0
Payments of issuance costs and expenses of related to notes							7.9
Repayments of senior debt								285.0
Payment for accrued interest related to senior notes								9.3
Payment for tender fees and inducement premium related to senior notes								20.5
Net cash proceeds from notes used for general corporate purposes							$ 2.3
Description of variable rate basis			LIBOR		LIBOR
Call Option, Beginning Date, year three			Apr. 01, 2011			Apr. 01, 2014
Call Option, Beginning Date, year four						Apr. 01, 2015
Call Option, Percentage, year three			100.00%			101.188%
Call Option, Percentage, year four						100.00%

[1]	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)